CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	74	71	10
- Cash at bank	58,285	31,154	4,514
- Short-term deposits	—	470	71

Total Cash and cash equivalent	58,359	31,695	4,595

Schedule of cash and cash equivalents denominated in different currencies

	December 31,
	2021	2022	2022
	CNY	CNY	US$

CNY	37,333	24,709	3,582
US$	20,011	6,255	907
HK$	1,015	731	106

	58,359	31,695	4,595